Related party transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Summary of Expenses Charged by Our Parent
The following is a summary of expenses charged by our parent, DoubleU Games (in thousands):

	Three months ended June 30,		Six months ended June 30,		Statement of Income and Comprehensive Income Line Item
	2023	2022	2023	2022
Royalty expense (see Note 11)	$698	$852	$1,450	$1,690	Cost of revenue
Interest expense (see Note 5)	436	454	881	925	Interest expense
Rent expense (see Note 9)	307	320	624	655	General and administrative expense
Other expense	38	60	135	114	General and administrative expense

Summary of Amounts Due to our Parent
Amounts due to our parent, DUG, are as follows (in thousands):

	At June 30,	At December 31,	Statement of Consolidated Balance Sheet Line Item
	2023	2022
4.6% Senior Notes with related party	$38,087	$—	Short-Term borrowing with related party
4.6% Senior Notes with related party	—	$39,454	Long-Term borrowing with related party
Royalties and other expenses	201	315	A/P and accrued expenses
Short-term lease liability	348	1,066	Short-term operating lease liabilities
Accrued interest on 4.6% Senior Notes with related party	8,449	7,852	Other non-current liabilities
Long-term lease liability	—	—	Long-term lease liabilities